Stock Based Compensation - Summary of stock based compensation activity's (Details)		3 Months Ended	12 Months Ended
		Mar. 31, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares		1,719
Number of Shares, Granted | shares		177
Number of Shares, Forfeited | shares		(7)
Number of Shares, Outstanding | shares		1,889	1,719
Weighted Average Grant-date Fair Value, Outstanding		$ 51.24
Weighted Average Grant-date Fair Value, Granted		77.04
Weighted Average Grant-date Fair Value, Forfeited		54.36
Weighted Average Grant-date Fair Value, Outstanding		$ 53.64	$ 51.24
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares		267
Number of Shares, Granted | shares		167
Number of Shares, Achievement Above Target | shares		89
Number of Shares, Released | shares		(178)
Number of Shares, Outstanding | shares		345	267
Weighted Average Grant-date Fair Value, Outstanding		$ 52.77
Weighted Average Grant-date Fair Value, Granted		77.04
Weighted Average Grant-date Fair Value, Achievement Above Target		52.77
Weighted Average Grant-date Fair Value, Released		52.77
Weighted Average Grant-date Fair Value, Outstanding		64.52	$ 52.77
Weighted Average Share Price on Release Date, Released		$ 75.28
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares		769
Number of Shares, Exercised | shares		(301)
Number of Shares, Outstanding | shares		468	769
Number of Shares, Exercisable | shares		468
Weighted Average Grant-date Fair Value, Outstanding		$ 17.43
Weighted Average Grant-date Fair Value, Exercised		17.02
Weighted Average Grant-date Fair Value, Outstanding		17.69 [1]	$ 17.43
Weighted Average Grant-date Fair Value, Exercisable	[1]	17.69
Weighted Average Share Price on Exercise Date, Exercised		$ 71.79
Weighted Average Remaining Contractual Term (in years)		1 year 2 months 12 days	1 year 4 months 24 days

[1]	Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.